Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)		Dec. 31, 2013 RUB		Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 81,233	[1]			$ 72,614	[1]
Allowance for doubtful accounts receivable from related parties	$ 1,623,661	[2]			$ 919,113	[2]
Common stock, par value, Russian rubles	$ 0.0003		10	[3]			10	[3]
Common stock, shares authorized	497,969,086	[3]	497,969,086	[3]	497,969,086	[3]	497,969,086	[3]
Common stock, shares issued	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]
Common stock, shares outstanding	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]	416,270,745	[3]
Preferred stock, par value, Russian rubles			10	[3]			10	[3]
Preferred stock, shares authorized	138,756,915	[3]	138,756,915	[3]	138,756,915	[3]	138,756,915	[3]
Preferred stock, shares issued	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]
Preferred stock, shares outstanding	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]	83,254,149	[3]

[1]	See Note 5
[2]	See Note 9
[3]	See Note 18